Acquisitions and disposals	12 Months Ended
Dec. 31, 2018
Acquisitions and disposals [Abstract]
Acquisitions and disposals
4	Acquisitions and disposals

Year 2018
Disposal of subsidiaries
Grupo TMM sold 100% of the shares of the subsidiaries Impact Engine, S.A. de C.V., Talocaan Services, S.A. de C.V., and Ditermax Corporate, S.A. de C.V. to an unrelated third party in 2018. These divestitures form part of the business plan of Grupo TMM, which contemplates focusing its resources and operation in the specialized maritime segment.

The gain on the sale of these subsidiaries amounted to $111,484, which is shown in the item of ‘Other income’ in the consolidated statements of income (see Note 19). The value of the net assets of those subsidiaries was immaterial as at the date of the sale.

Year 2017
Disposal of subsidiaries
As at December 21, 2017, pursuant to the General Extraordinary Stockholders’ Meeting of TMM DM, subsidiary to 100% of Grupo TMM at that date, the stockholders approved a variable capital increase in the amount of $35, equivalent to 42,500,000 Class II Series B registered common shares with no par value shown. This increase was subscribed for and issued in cash by Intercam Banco, S.A., Instituticion de Banca Multiple, Intercam Grupo Financiero (‘Intercam’), on behalf of Management Trust number F/3192 (‘Trust F/3192’), formed by Value Automotriz, S. A. de C. V., in the capacity of Trustor and Intercam as Trustee. Trust F/3192 was created based on the resolutions of the trust certificates Holders’ Meeting held on November 28, 2017, wherein the Holders resolved to transfer 85% of the shares of TMM DM in benefit of the Holders of those trust certificates.

Derived from the above, the participation of Grupo TMM was diluted to 15% as of that date, which accounted for the loss of control of that subsidiary. Therefore, beginning on that date, the assets, liabilities, and profit or loss of this subsidiary were no longer included in the consolidated financial statements of Grupo TMM.

Finally, since Grupo TMM retains significant influence over TMM DM, the remaining 15% investment is accounted for as an investment in associate (see Note 11).

Additionally, during 2017, Grupo TMM sold the subsidiaries Dibacar Servicios, S.A.P.I. de C.V., Darcot Services, S.A. de C.V., Logistica Asociada a su Negocio, S.A. de C.V., STK Logistics, S.A. de C.V., Logistica en Administracion, and Construcciones EDAC, S.A. de C.V. for 100% of its stock, all to an unrelated party. These divestitures form part of the business plan of Grupo TMM, which contemplates focusing its resources and operation in the specialized maritime segment.

As at the date of the sale, the carrying value of net assets and the consideration received were as follows:

	TMM DM	Other subsidiaries	Total
Current assets
Cash and cash equivalents	$212,332	$-	$212,332
Trade receivables	537,808	-	537,808
Other current assets	142,956	-	142,956
Total current assets	893,096	-	893,096

Non-current
Vessels and equipment, net	7,442,415	-	7,442,415
Other non-current assets	8,530	340,019	348,549
Total assets	$8,344,041	$340,019	$8,684,060

Short-term liabilities
Trust certificates	$709,589	-	$709,589
Other short-term liabilities	439,265	-	439,265
Total short-term liabilities	1,148,854	-	1,148,854

Long-term liabilities
Trust certificates	9,731,357	-	9,731,357
Other long-term liabilities	922,297	-	922,297
Total liabilities	11,802,508	-	11,802,508

Total net assets	$(3,458,467)	340,019	$(3,118,448)

Consideration transferred	-	(66,987)	(66,987)
Investment retained by Grupo TMM	-	-	-
(Gain) loss on the disposition of subsidiaries	$(3,458,467)	$273,032	$(3,185,435)

The gain derived from the loss of control of TMM DM is shown in the item of ‘Other income’ in the consolidated statement of income (see Note 19); due to the stockholders’ equity deficit of TMM DM, the fair value of the investment in an associate retained by Grupo TMM was determined nil, which is consistent with the subsequent valuation under the equity method.

The loss on the sale of other subsidiaries amounted to $273,032, which is shown in the item of ‘Other income’ in the consolidated statements of profit or loss (see Note 19).

These divestitures form part of the business plan and financial restructuring of Grupo TMM, which contemplates focusing its resources and operation in the specialized maritime segment, through a more efficient operating structure.